UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                     GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund

Third Quarter Report — September 30, 2018

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 3.6% compared with an increase of 2.5% for the ICE Bank of America Merrill Lynch Global 300 Convertible Index and an increase of 5.0% for the Morgan Stanley Capital International (MSCI) World Index, respectively. Other classes of shares are available. See below for performance information for all classes.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since Inception (2/3/94)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GAGCX)	3.59%	3.60%	6.27%	6.02%	4.52%	4.84%
ICE Bank of America Merrill Lynch Global 300 Convertible Index	2.52	8.73	8.56	9.47	6.99	N/A(b)
MSCI World Index	4.98	11.24	9.28	8.56	8.15	6.99(c)
Lipper Convertible Securities Fund Average	3.90	11.05	7.30	9.15	7.42	7.60
Class A (GAGAX)	3.62	3.62	6.23	6.01	4.52	4.86
With sales charge (d)	(2.34)	(2.33)	4.98	5.38	4.11	4.61
Class C (GACCX)	3.41	2.83	5.36	4.84	3.49	4.17
With contingent deferred sales charge (e)	2.41	1.83	5.36	4.84	3.49	4.17
Class I (GAGIX)	3.78	4.31	6.67	6.35	4.76	4.99

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.62%, 1.62%, 2.37%, and 1.37%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.62%, 1.62%, 2.37%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The ICE Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	There are no data available for the ICE Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(c)	MSCI World Index since inception performance is as of January 31, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 1.2%
	Automotive — 0.8%
$ 450,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	$450,270

	Consumer Services — 0.1%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	70,000

	Energy and Utilities — 0.3%
100,000	Chart Industries Inc., 1.000%, 11/15/24(a)	142,755

	TOTAL CONVERTIBLE CORPORATE BONDS	663,025

Shares
	COMMON STOCKS — 98.8%
	Aerospace and Defense — 0.6%
5,000	Aerojet Rocketdyne Holdings Inc.†	169,950
20,000	BBA Aviation plc	78,361
3,000	Ultra Electronics Holdings plc	62,094

		310,405

	Automotive — 0.3%
1,000	Volkswagen AG	174,273

	Automotive: Parts and Accessories — 3.1%
200	Boyd Group Income Fund	19,507
17,000	Dana Inc.	317,390
4,000	Federal-Mogul Holdings Corp.†(b)	40,000
2,000	Genuine Parts Co.	198,800
3,000	Linamar Corp.	138,219
40,000	Uni-Select Inc.	680,989
4,000	Veoneer Inc.†	220,280
1,000	Visteon Corp.†	92,900

		1,708,085

	Aviation: Parts and Services — 0.0%
200	Curtiss-Wright Corp.	27,484

	Broadcasting — 1.2%
18,000	Tribune Media Co., Cl. A	691,740

	Building and Construction — 2.8%
29,000	Armstrong Flooring Inc.†	524,900
500	Chofu Seisakusho Co. Ltd.	11,503
7,500	GCP Applied Technologies Inc.†	199,125
9,000	Herc Holdings Inc.†	460,800
6,000	Johnson Controls International plc	210,000
1,220	Lennar Corp., Cl. B	46,970
2,000	USG Corp.†	86,620

		1,539,918

	Business Services — 0.9%
8,000	JCDecaux SA	292,584

Shares		Market Value

4,000	Matthews International Corp., Cl. A	$200,600

		493,184

	Cable and Satellite — 3.8%
800	EchoStar Corp., Cl. A†	37,096
1,000	Liberty Global plc, Cl. A†	28,930
3,000	Liberty Global plc, Cl. C†	84,480
1,000	Liberty Latin America Ltd., Cl. A†	20,840
20,000	Rogers Communications Inc., Cl. B	1,028,200
40,000	Sky plc	901,436

		2,100,982

	Computer Software and Services — 1.5%
1,000	AVEVA Group plc	37,721
50,000	Hewlett Packard Enterprise Co.	815,500

		853,221

	Consumer Products — 5.1%
200	Eastman Kodak Co.†	620
21,000	Essity AB, Cl. A	531,652
9,034	Hunter Douglas NV	679,682
2,000	L’Oreal SA	482,300
1,500	Salvatore Ferragamo SpA	35,929
19,500	Scandinavian Tobacco Group A/S	299,047
5,000	Svenska Cellulosa AB, Cl. A	56,935
10,000	Swedish Match AB	511,961
7,000	Unicharm Corp.	231,526

		2,829,652

	Consumer Services — 1.6%
12,000	Ashtead Group plc	381,168
8,500	ServiceMaster Global Holdings Inc.†	527,255

		908,423

	Diversified Industrial — 6.6%
800	Aker ASA, Cl. A	72,149
10,000	Ampco-Pittsburgh Corp.†	59,000
6,600	Bouygues SA	285,291
500	Crane Co.	49,175
16,000	EnPro Industries Inc.	1,166,880
1,000	General Electric Co.	11,290
7,500	Jardine Matheson Holdings Ltd.	470,625
17,000	Jardine Strategic Holdings Ltd.	617,100
14,500	Myers Industries Inc.	337,125
3,000	Nilfisk Holding A/S†	152,968
500	Park-Ohio Holdings Corp.	19,175
800	Sulzer AG	96,108
4,000	Textron Inc.	285,880
1,000	Trinity Industries Inc.	36,640

		3,659,406

	Electronics — 7.7%
38,000	Sony Corp.	2,329,766
32,000	Sony Corp., ADR	1,940,800

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
1,500	Stratasys Ltd.†	$34,665

		4,305,231

	Energy and Energy Services — 1.2%
6,000	BP plc, ADR	276,600
150	Chart Industries Inc.†	11,749
3,000	Landis+Gyr Group AG	200,377
72,000	Weatherford International plc†	195,120

		683,846

	Energy and Utilities — 3.5%
14,000	Cameco Corp.	159,600
7,000	National Fuel Gas Co.	392,420
15,000	National Grid plc, ADR	777,900
10,000	Royal Dutch Shell plc, Cl. B	350,486
12,500	Severn Trent plc	301,250
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0

		1,981,656

	Entertainment — 3.4%
9,000	Discovery Inc., Cl. A†	288,000
25,000	Entertainment One Ltd.	134,642
20,000	Grupo Televisa SAB, ADR	354,800
14,000	International Game Technology plc	276,500
80,000	ITV plc	164,594
1,200	Viacom Inc., Cl. A	43,860
10,000	Viacom Inc., Cl. B	337,600
12,000	Vivendi SA	308,885

		1,908,881

	Equipment and Supplies — 1.0%
4,500	Graco Inc.	208,530
12,500	Mueller Industries Inc.	362,250

		570,780

	Financial Services — 12.5%
1,000	American Express Co.	106,490
8,800	American International Group Inc.	468,512
1,000	Bank of America Corp.	29,460
3	Berkshire Hathaway Inc., Cl. A†	960,000
15,000	Citigroup Inc.	1,076,100
6,000	Comerica Inc.	541,200
20,000	Deutsche Bank AG	227,200
4,200	EXOR NV	281,954
27,000	FinecoBank Banca Fineco SpA	360,976
80,000	GAM Holding AG	568,168
2,200	Julius Baer Group Ltd.	110,090
17,000	Kinnevik AB, Cl. A	523,156
500	Kinnevik AB, Cl. B	15,139
3,500	Legg Mason Inc.	109,305
5,000	Morgan Stanley	232,850

Shares		Market Value

20,000	Resona Holdings Inc.	$112,357
500	State Street Corp.	41,890
1,000	T. Rowe Price Group Inc.	109,180
10,000	The Bank of New York Mellon Corp.	509,900
1,500	The PNC Financial Services Group Inc.	204,285
5,000	UBS Group AG	78,650
1,000	W. R. Berkley Corp.	79,930
4,000	Wells Fargo & Co.	210,240

		6,957,032

	Food and Beverage — 18.5%
1,200	Campbell Soup Co.	43,956
8,000	Chr. Hansen Holding A/S	812,094
7,500	Danone SA	580,815
130,000	Davide Campari-Milano SpA	1,107,118
6,000	Diageo plc, ADR	850,020
4,000	Fomento Economico Mexicano SAB de CV, ADR	395,880
2,500	General Mills Inc.	107,300
2,000	Heineken NV	187,533
2,500	Kellogg Co.	175,050
4,000	Kerry Group plc, Cl. A	441,431
10,900	Kikkoman Corp.	648,513
5,500	Maple Leaf Foods Inc., Toronto	132,257
1,500	McCormick & Co. Inc., Cl. V	197,250
1,500	McCormick & Co. Inc., Non-Voting	197,625
200	National Beverage Corp.†	23,324
16,000	Nestlé SA	1,333,931
160,000	Parmalat SpA	527,581
3,500	Pernod Ricard SA	574,197
14,000	Remy Cointreau SA	1,823,776
1,000	The Kraft Heinz Co.	55,110
500	Yakult Honsha Co. Ltd.	40,970
400,000	Yashili International Holdings Ltd.†	75,112

		10,330,843

	Health Care — 2.8%
20,000	Achaogen Inc.†	79,800
5,000	Bristol-Myers Squibb Co.	310,400
1,100	ICU Medical Inc.†	311,025
4,000	Idorsia Ltd.†	100,754
2,000	Johnson & Johnson	276,340
2,500	Patterson Cos. Inc.	61,125
6,000	Pfizer Inc.	264,420
5,000	Roche Holding AG, ADR	150,800

		1,554,664

	Hotels and Gaming — 2.3%
7,000	Belmond Ltd., Cl. A†	127,750
250,000	Mandarin Oriental International Ltd.	512,500
180,000	The Hongkong & Shanghai Hotels Ltd.	252,007
105,000	William Hill plc	345,018

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
200	Wynn Resorts Ltd.	$25,412

		1,262,687

	Machinery — 4.7%
104,000	CNH Industrial NV, Borsa Italiana	1,249,753
50,000	CNH Industrial NV, New York	600,500
1,200	Mueller Water Products Inc., Cl. A	13,812
2,400	NKT A/S†	62,327
30,000	Twin Disc Inc.†	691,200

		2,617,592

	Publishing — 1.1%
38,000	The E.W. Scripps Co., Cl. A	627,000

	Retail — 1.0%
4,000	Hertz Global Holdings Inc.†	65,320
500	Ingles Markets Inc., Cl. A	17,125
9,500	J.C. Penney Co. Inc.†	15,770
4,000	Macy’s Inc.	138,920
2,000	Nathan’s Famous Inc.	164,800
2,200	Walgreens Boots Alliance Inc.	160,380

		562,315

	Specialty Chemicals — 1.0%
700	Ashland Global Holdings Inc.	58,702
3,000	International Flavors & Fragrances Inc.	417,360
200	The Chemours Co.	7,888
4,000	Valvoline Inc.	86,040

		569,990

	Telecommunications — 7.2%
2,000	CenturyLink Inc.	42,400
3,500	Cincinnati Bell Inc.†	55,825
3,000	Deutsche Telekom AG, ADR	48,075
49,332	Frontier Communications Corp.	320,165
6,000	Harris Corp.	1,015,260
50,000	Koninklijke KPN NV	131,895
60,000	Pharol SGPS SA, ADR†	9,476
2,400	Proximus SA	57,347
135,000	Sistema PJSC FC, GDR	354,780

Shares		Market Value

90,000	Sprint Corp.†	$588,600
58,000	Telefonica Deutschland Holding AG	245,188
56,000	VEON Ltd., ADR	162,400
3,300	Verizon Communications Inc.	176,187
38,000	Vodafone Group plc, ADR	824,600

		4,032,198

	Wireless Communications — 3.4%
33,000	Millicom International Cellular SA, SDR	1,895,549

	TOTAL COMMON STOCKS	55,157,037

	TOTAL INVESTMENTS — 100.0% (Cost $45,652,735)	$55,820,062

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $142,755 or 0.26% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

Long Positions
Europe	44.5%	$24,810,602
United States	37.1	20,722,587
Japan	9.5	5,315,435
Canada	4.1	2,293,414
Asia/Pacific	3.5	1,927,344
Latin America	1.3	750,680

	100.0%	$55,820,062

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 1,668,085	—	$40,000	$ 1,708,085
Consumer Products	2,149,970	$ 679,682	—	2,829,652
Energy and Utilities	1,981,656	—	0	1,981,656
Other Industries (a)	48,637,644	—	—	48,637,644
Total Common Stocks	54,437,355	679,682	40,000	55,157,037
Convertible Corporate Bonds (a)	—	663,025	—	663,025
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$54,437,355	$1,342,707	$40,000	$55,820,062

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2018, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the fund held as of September 30, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

  GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q318QR

The GAMCO Global Growth Fund

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager	Associate Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) per Class I Share of The GAMCO Global Growth Fund increased 5.6% compared with an increase of 4.3% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	5.60%	21.40%	11.09%	11.09%	9.44%	9.52%
Class AAA (GICPX)	5.53	20.82	10.46	10.62	9.12	9.32
MSCI AC World Index	4.28	9.77	8.67	8.19	8.13	7.32(b)
Lipper Global Large-Cap Growth Fund Classification	4.05	14.18	9.82	9.49	9.22	7.77
Class A (GGGAX)	5.54	20.79	10.46	10.62	9.12	9.33
With sales charge (c)	(0.53)	13.84	9.16	9.97	8.69	9.07
Class C (GGGCX)	5.36	19.93	9.64	9.79	8.31	8.71
With contingent deferred sales charge (d)	4.36	18.93	9.64	9.79	8.31	8.71

In the current prospectuses dated April 30, 2018, as amended effective June 1, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.67%, 1.67%, 2.42%, and 1.42%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.8%
	INFORMATION TECHNOLOGY — 37.2%
17,400	Accenture plc, Cl. A	$2,961,480
12,400	Adobe Systems Inc.†	3,347,380
6,100	Alibaba Group Holding Ltd., ADR†	1,005,036
810	Alphabet Inc., Cl. A†	977,735
3,351	Alphabet Inc., Cl. C†	3,999,318
11,210	Apple Inc.	2,530,545
6,600	Autodesk Inc.†	1,030,326
5,200	Facebook Inc., Cl. A†	855,192
10,000	Fiserv Inc.†	823,800
3,700	IAC/InterActiveCorp.†	801,864
5,800	Keyence Corp.	3,368,104
8,600	Mastercard Inc., Cl. A	1,914,446
43,000	Microsoft Corp.	4,917,910
7,900	NVIDIA Corp.	2,220,058
2,900	Palo Alto Networks Inc.†	653,254
14,800	PayPal Holdings Inc.†	1,300,032
5,200	ServiceNow Inc.†	1,017,276
8,300	Tableau Software Inc., Cl. A†	927,442
22,200	Tencent Holdings Ltd.	916,546
17,000	Visa Inc., Cl. A	2,551,530

		38,119,274

	CONSUMER DISCRETIONARY — 25.6%
14,400	adidas AG	3,526,060
1,870	Amazon.com Inc.†	3,745,610
2,000	Christian Dior SE	856,854
3,114	Compagnie Financiere Richemont SA	253,841
5,660	Kering SA	3,034,079
22,500	Luxottica Group SpA	1,528,753
8,800	LVMH Moet Hennessy Louis Vuitton SE	3,112,169
3,400	Netflix Inc.†	1,272,042
13,700	NIKE Inc., Cl. B	1,160,664
59,900	Sony Corp., ADR	3,632,935
7,300	The Home Depot Inc.	1,512,195
14,200	The Swatch Group AG	1,106,888
5,600	The TJX Companies Inc.	627,312
3,300	The Walt Disney Co.	385,902
1,700	Ulta Beauty Inc.†	479,604

		26,234,908

	HEALTH CARE — 15.2%
9,000	Abbott Laboratories	660,240
2,200	Align Technology Inc.†	860,684
5,400	Becton, Dickinson and Co.	1,409,400
5,900	Danaher Corp.	641,094
6,200	Edwards Lifesciences Corp.†	1,079,420
6,000	Humana Inc.	2,031,120
5,800	Illumina Inc.†	2,128,948
6,300	Thermo Fisher Scientific Inc.	1,537,704
12,600	UnitedHealth Group Inc.	3,352,104

Shares		Market Value

20,600	Zoetis Inc.	$1,886,136

		15,586,850

	CONSUMER STAPLES — 7.9%
2,400	Costco Wholesale Corp.	563,712
80,000	Davide Campari-Milano SpA	681,304
13,700	L’Oreal SA	3,303,754
27,900	Nestlé SA	2,326,042
5,156	Pernod Ricard SA	845,874
9,900	Unicharm Corp.	327,444

		8,048,130

	INDUSTRIALS — 5.8%
12,700	FANUC Corp.	2,394,244
27,500	Jardine Matheson Holdings Ltd.	1,725,625
4,800	The Boeing Co.	1,785,120

		5,904,989

	FINANCIALS — 5.5%
4,000	Broadridge Financial Solutions Inc.	527,800
10,500	HDFC Bank Ltd., ADR	988,050
44,200	IHS Markit Ltd.†	2,385,032
4,500	JPMorgan Chase & Co.	507,780
19,300	Schroders plc.	778,571
10,000	The Blackstone Group LP	380,800

		5,568,033

	MATERIALS — 1.6%
3,670	The Sherwin-Williams Co.	1,670,621

	REAL ESTATE — 1.0%
7,200	American Tower Corp., REIT	1,046,160

	TOTAL COMMON STOCKS	102,178,965

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 215,000	U.S. Treasury Bills, 2.161%††, 12/27/18	213,884

	TOTAL INVESTMENTS — 100.0%
	(Cost $64,335,994)	$102,392,849

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	59.9%	$61,334,164
Europe	26.1	26,700,701
Japan	9.5	9,722,727
Asia/Pacific	4.5	4,635,257

	100.0%	$102,392,849

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$102,178,965	—	$102,178,965
U.S. Government Obligations	—	$213,884	213,884
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$102,178,965	$213,884	$102,392,849

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f    914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q318QR

The Gabelli International Small Cap Fund Third Quarter Report — September 30, 2018
Caesar M. P. Bryan
To Our Shareholders,	Portfolio Manager

  For the quarter ended September 30, 2018, the net asset value (NAV) per Class AAA Share of The Gabelli International Small Cap Fund decreased 1.7% compared with a decrease of 0.9% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Small Cap (EAFE) Index. Other classes of shares are available. See below for performance information for all classes.

  Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (5/11/98)
Class AAA (GABOX)	(1.68)%	0.90%	5.10%	7.11%	7.12%	6.55%
MSCI EAFE Small Cap Index	(0.88)	3.73	7.96	9.68	9.51	3.30(b)
MSCI All Country (AC) World Index	4.28	9.77	8.67	8.19	8.13	5.94(c)
Lipper Global Large-Cap Growth Fund Classification	4.05	14.18	9.82	9.49	9.22	6.74
Lipper Global Multi-Cap Growth Fund Classification	3.18	12.03	9.36	8.73	7.54	5.09
Class A (GOCAX)	(1.98)	(0.11)	4.86	6.99	7.04	6.50
With sales charge (d)	(7.62)	(5.85)	3.63	6.35	6.62	6.19
Class C (GGLCX)	(2.13)	(0.85)	4.17	6.23	6.36	6.03
With contingent deferred sales charge (e)	(3.11)	(1.85)	4.17	6.23	6.36	6.03
Class I (GLOIX)	(1.70)	0.89	5.63	7.52	7.41	6.77

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 3.01%, 3.01%, 3.76%, and 2.76%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.00%, 2.00%, 2.75%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Small Cap Index has 2,304 constituents and captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI EAFE Small Cap Index inception date is December 31, 1998.

(c)	The MSCI AC World Index performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli International Small Cap Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.1%
	CONSUMER DISCRETIONARY — 28.2%
55,000	AA plc	$69,537
5,555	AcadeMedia AB†	30,815
3,500	Accell Group NV	68,026
3,000	Amer Sports Oyj	122,607
165,000	Banyan Tree Holdings Ltd.	63,366
3,500	Beneteau SA	56,241
280	Christian Dior SE	119,960
1,200	Compagnie Financiere Richemont SA	97,819
7,000	Crest Nicholson Holdings plc	31,952
50,000	Entertainment One Ltd.	269,284
2,820	GVC Holdings plc	33,760
30,000	HT&E Ltd.	65,057
1,150	Hunter Douglas NV	86,521
2,200	JINS Inc.	117,339
10,000	JPJ Group plc†	98,929
20,000	Luk Fook Holdings International Ltd.	69,619
7,500	Manchester United plc, Cl. A	168,750
25,000	Mandarin Oriental International Ltd.	51,250
4,190	Modern Times Group MTG AB, Cl. B	153,694
140,000	NagaCorp. Ltd.	146,646
9,000	Scandic Hotels Group AB	101,115
2,000	Sony Corp.	122,619
2,500	Ted Baker plc	75,402
2,000	Tod’s SpA	136,423
10,000	Treatt plc	62,955
30,000	William Hill plc	98,577
10,000	Zojirushi Corp.	141,436

		2,659,699

	CONSUMER STAPLES — 17.0%
1,300	Danone SA	100,675
1,000	Heineken Holding NV	90,562
30,000	Hotel Chocolat Group Ltd.	132,947
2,200	Interparfums SA	112,517
2,700	Kameda Seika Co. Ltd.	127,134
3,000	Kato Sangyo Co. Ltd.	101,126
1,200	Laurent-Perrier Group	153,258
3,000	Milbon Co. Ltd.	137,564
660	Pernod Ricard SA	108,277
60	Philip Morris CR AS	40,285
80,000	Premier Foods plc†	44,159
22,000	PZ Cussons plc	67,042
4,000	Sakata Seed Corp.	143,989
35,000	Stock Spirits Group plc	89,870
1,000	Viscofan SA	72,914
6,500	Wessanen	79,468

		1,601,787

	INDUSTRIALS — 16.2%
10,000	Aida Engineering Ltd.	89,421
40,000	Chemring Group plc	112,093

Shares		Market Value

2,000	Clarkson plc	$70,384
1,800	Jardine Matheson Holdings Ltd.	112,950
4,000	Loomis AB, Cl. B	128,812
600	Nidec Corp.	86,314
2,500	Nilfisk Holding A/S†	127,474
20,000	Rotork plc	86,155
2,000	Shima Seiki Manufacturing Ltd.	88,365
10,000	Sodick Co. Ltd.	90,829
12,000	Ste Industrielle d’Aviation Latecoere SA†	55,870
17,000	Talgo SA†	89,906
13,000	Teraoka Seisakusho Co. Ltd.	80,664
3,600	Toshiba Machine Co. Ltd.	80,510
500	Warehouses De Pauw CVA, REIT	65,831
6,000	Workspace Group plc, REIT	76,797
8,000	Yushin Precision Equipment Co. Ltd.	87,449

		1,529,824

	MATERIALS — 10.6%
19,850	Alamos Gold Inc., Cl. A	91,509
18,000	B2Gold Corp.†	40,971
20,000	Centamin plc	27,684
50	Conzzeta AG	54,412
3,000	Detour Gold Corp.†	24,248
3,000	Endeavour Mining Corp.†	46,824
12,000	Hochschild Mining plc	25,612
4,000	JSP Corp.	102,165
3,000	Labrador Iron Ore Royalty Corp.	65,312
4,000	MAG Silver Corp.†	32,331
30,000	Northern Dynasty Minerals Ltd.†	16,800
15,000	OceanaGold Corp.	45,291
4,000	Osisko Gold Royalties Ltd.	30,349
12,000	Sekisui Plastics Co. Ltd.	116,599
20,000	SEMAFO Inc.†	47,072
2,000	Sumitomo Bakelite Co. Ltd.	89,949
5,000	T Hasegawa Co Ltd.	103,503
2,000	Torex Gold Resources Inc.†	16,986
25,000	Westgold Resources Ltd.†	22,950

		1,000,567

	FINANCIALS — 10.0%
30,000	Brewin Dolphin Holdings plc	134,121
8,000	GAM Holding AG	56,817
4,000	Kinnevik AB, Cl. B	121,115
100,000	Miton Group plc	93,194
14,000	Polar Capital Holdings plc	108,391
4,000	Rothschild & Co.	169,513
13,000	Tamburi Investment Partners SpA	97,958
120,000	Value Partners Group Ltd.	95,499
31,538	XPS Pensions Group plc	68,854

		945,462

See accompanying notes to schedule of investments.

2

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	HEALTH CARE — 6.8%
3,000	AddLife AB	$67,849
600	Bachem Holding AG, Cl. B	76,788
3,000	CVS Group plc	36,365
1,000	DBV Technologies SA†	45,467
900	Gerresheimer AG	76,020
10,000	IRRAS AB†	51,590
25,000	Nanosonics Ltd.†	64,876
230	Siegfried Holding AG	106,985
1,300	Vetoquinol SA	77,581
250	Ypsomed Holding AG	35,663

		639,184

	INFORMATION TECHNOLOGY — 6.8%
24,285	Equiniti Group plc	84,198
10,000	F-Secure OYJ	36,109
6,000	Infomart Corp.	78,155
200	Keyence Corp.	116,141
20,000	NCC Group plc	52,136
65,000	Oxford Metrics plc	64,388
23,000	SafeCharge International Group Ltd.	98,329
6,000	Topcon Corp.	109,523

		638,979

	REAL ESTATE — 1.9%
25,000	Impact Healthcare Reit plc, REIT	34,051
4,000	PATRIZIA Immobilien AG	76,815
7,000	Tosei Corp.	72,390

		183,256

	COMPUTER SOFTWARE AND SERVICES — 0.8%
6,000	NetEnt AB	24,328
3,000	PSI Software AG	54,685

		79,013

Shares		Market Value

	TELECOMMUNICATION SERVICES — 0.6%
20,000	Sistema PJSC FC, GDR	$52,560

	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	19,476

	TOTAL COMMON STOCKS	9,349,807

	RIGHTS — 0.0%
	Consumer Discretionary — 0.0%
20,000	Ladbrokes plc, CVR†	339

	PREFERRED STOCKS — 0.9%
	HEALTH CARE — 0.9%
1,400	Draegerwerk AG & Co. KGaA, 0.460%	88,832

	TOTAL INVESTMENTS — 100.0% (Cost $9,236,627)	$9,438,978

†	Non-income producing security.
CVR Contingent	Value Right
GDR Global	Depositary Receipt
REIT Real	Estate Investment Trust

Geographic Diversification	%of Market Value	Market Value

Europe	60.3%	$5,691,515
Japan	24.2	2,283,186
Canada	6.7	634,860
Asia/Pacific	6.5	610,335
Latin America	2.3	219,082

	100.0%	$9,438,978

See accompanying notes to schedule of investments.

3

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If fair value is adjusted from the local close, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$2,573,178	$86,521	$2,659,699
Consumer Staples	1,561,502	40,285	1,601,787
Other Industries (a)	5,088,321	—	5,088,321

Total Common Stocks	9,223,001	126,806	9,349,807

Preferred Stocks (a)	88,832	—	88,832
Rights (a)	—	339	339

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$9,311,833	$127,145	$9,438,978

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

5

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI     (800-422-3554)

f    914-921-5118

e   info@gabelli.com

     GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q318QR

The Gabelli Global Content & Connectivity Fund

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Evan D. Miller, CFA Portfolio Manager BA, Northwestern University MBA, Booth School of Business, University of Chicago	Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School, University of Pennsylvania	Brett Harriss Portfolio Manager BA, Columbia University MBA, Columbia Business School, Columbia University

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) per Class AAA Share of The Gabelli Global Content & Connectivity Fund increased 3.5% compared with an increase of 5.1% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Telecommunication Services Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)

						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (11/1/93)
Class AAA (GABTX)	3.53%	0.27%	3.57%	5.05%	6.52%	7.08%
MSCI AC World Telecommunication Services Index	5.09	(2.35)	2.88	5.17	6.34	N/A
MSCI AC World Index	4.28	9.77	8.67	8.19	8.13	7.52 (b)
Class A (GTCAX)	3.55	0.32	3.55	5.04	6.52	7.08
With sales charge (c)	(2.40)	(5.45)	2.33	4.42	6.10	6.83
Class C (GTCCX)	3.36	(0.45)	2.80	4.27	5.73	6.50
With contingent deferred sales charge (d)	2.36	(1.45)	2.80	4.27	5.73	6.50
Class I (GTTIX)	3.76	1.10	4.01	5.41	6.78	7.24

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.73%, 1.73%, 2.48%, and 1.48%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.73%, 1.73%, 2.48%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The MSCI AC World Index is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.4%
	TELECOMMUNICATION SERVICES — 47.8%
	Alternative Carriers — 3.1%
210,000	Asia Satellite Telecommunications Holdings Ltd.	$164,172
102,500	CenturyLink Inc.	2,173,000
300	Iliad SA	39,185
6,500	Intelsat SA†	195,000
28,000	TIME dotCom Berhad	56,088
3,000	Zayo Group Holdings Inc.†	104,160

		2,731,605

	Integrated Telecommunication Services — 22.6%
48,500	AT&T Inc.	1,628,630
2,500	ATN International Inc.	184,700
37,415,054	Cable & Wireless Jamaica Ltd.†	410,182
16,400	China Unicom Hong Kong Ltd., ADR	191,716
31,000	Cincinnati Bell Inc.†	494,450
110,000	Deutsche Telekom AG, ADR	1,762,750
3,107	Hellenic Telecommunications Organization SA	38,130
2,000	Hellenic Telecommunications Organization SA, ADR	12,180
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	263
15,000	Koninklijke KPN NV	39,568
30,000	Maroc Telecom	454,551
10,200	Nippon Telegraph & Telephone Corp.	460,715
2,000	Nippon Telegraph & Telephone Corp., ADR	90,090
1,700	Oi SA, ADR	779
19,100	Orange SA, ADR	303,499
200,000	Pakistan Telecommunication Co. Ltd.	16,106
90,000	PCCW Ltd.	52,425
50,000	Pharol SGPS SA†	10,275
45,500	Pharol SGPS SA, ADR†	7,186
12,000	Proximus SA	286,733
9,700	PT Telekomunikasi Indonesia Persero Tbk, ADR	237,456
5,000	Rostelecom PJSC, ADR	32,041
332,500	Singapore Telecommunications Ltd.	788,047
12,800	Swisscom AG, ADR	580,096
25,000	Telecom Argentina SA, ADR	435,500
230,000	Telecom Italia SpA†	139,663
11,500	Telecom Italia SpA, ADR†	69,000
395	Telefonica Brasil SA	3,609
5,021	Telefonica Brasil SA, ADR	48,854
2,266	Telefonica Brasil SA, Preference	21,972
3,935	Telefonica SA	31,150
114,000	Telefonica SA, ADR	896,040
84,800	Telekom Austria AG	656,708
260,000	Telekom Malaysia Berhad	202,295
43,300	Telenor ASA	846,448
66,000	Telephone & Data Systems Inc.	2,008,380
128,000	Telesites SAB de CV†	99,998
259,000	Telia Co. AB	1,189,592
39,300	TELUS Corp., Toronto	1,448,591

Shares		Market Value

1,958,977	True Corp. Public Co. Ltd.	$366,475
24,225	TT&T Public Co. Ltd.†(a)(b)(c)	0
65,000	Verizon Communications Inc.	3,470,350

		20,017,193

	Wireless Telecommunication Services — 22.1%
72,500	America Movil SAB de CV, Cl. L, ADR	1,164,350
95,000	Axiata Group Berhad	104,676
9,500	China Mobile Ltd., ADR	464,835
9,600	DiGi.Com Berhad	11,181
72,808	Econet Wireless Zimbabwe Ltd.	89,991
850,000	Global Telecom Holding SAE†	157,478
78,000	KDDI Corp.	2,154,920
29,000	Millicom International Cellular SA, SDR	1,665,785
24,200	NTT DoCoMo Inc.	650,687
29,100	Nuvera Communications Inc.	559,447
175,000	Orascom Investment Holding, GDR†	35,000
18,000	PLDT Inc., ADR	462,600
240,000	PT Indosat Tbk	49,123
17,900	Rogers Communications Inc., Cl. B	920,239
10,000	Shenandoah Telecommunications Co.	387,500
105,000	Sistema PJSC FC, GDR	275,940
16,700	SK Telecom Co. Ltd., ADR	465,596
9,100	SoftBank Group Corp.	918,650
60,000	Sprint Corp.†	392,400
60,000	Tim Participacoes SA	174,568
15,156	Tim Participacoes SA, ADR	219,610
59,000	T-Mobile US Inc.†	4,140,620
104,000	Turkcell Iletisim Hizmetleri A/S, ADR	501,280
39,000	United States Cellular Corp.†	1,746,420
140,000	VEON Ltd., ADR	406,000
70,000	Vodafone Group plc, ADR	1,519,000

		19,637,896

	TOTAL TELECOMMUNICATION SERVICES	42,386,694

	MEDIA — 27.9%
	Advertising — 0.1%
10,000	National CineMedia Inc.	105,900

	Broadcasting — 7.2%
2,300	AMC Networks Inc., Cl. A†	152,582
18,500	CBS Corp., Cl. B, Non-Voting	1,062,825
18,000	Discovery Inc., Cl. A†	576,000
85,000	Discovery Inc., Cl. C†	2,514,300
61,000	Grupo Televisa SAB, ADR	1,082,140
6,000	Sinclair Broadcast Group Inc., Cl. A	170,100
15,000	Tokyo Broadcasting System Holdings Inc.	312,093
12,500	Tribune Media Co., Cl. A	480,375

		6,350,415

	Cable and Satellite — 16.1%
600	Charter Communications Inc., Cl. A†	195,528
6,200	Cogeco Inc.	279,652

See accompanying notes to schedule of investments.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	MEDIA (Continued)
	Cable and Satellite (Continued)
84,500	Comcast Corp., Cl. A	$2,992,145
54,500	DISH Network Corp., Cl. A†	1,948,920
242,199	Dish TV India Ltd., GDR†	174,407
58,860	GCI Liberty Inc., Cl. A†	3,001,860
2,525	Liberty Broadband Corp., Cl. A†	212,933
3,250	Liberty Broadband Corp., Cl. C†	273,975
21,840	Liberty Global plc, Cl. A†	631,831
67,600	Liberty Global plc, Cl. C†	1,903,616
3,000	Liberty Latin America Ltd., Cl. A†	62,520
3,444	Liberty Latin America Ltd., Cl. C†	71,050
6,500	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	282,360
6,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	260,700
11,000	MSG Networks Inc., Cl. A†	283,800
8,000	Naspers Ltd., Cl. N	1,726,376
1,000	NOS SGPS SA	5,991

		14,307,664

	Movies and Entertainment — 4.4%
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	43,648
10,500	Liberty Media Corp.- Liberty Braves, Cl. C†	286,125
2,519	RLJ Entertainment Inc.†	15,618
2,600	The Madison Square Garden Co, Cl. A†	819,832
49,500	Twenty-First Century Fox Inc., Cl. B	2,268,090
13,500	Viacom Inc., Cl. B	455,760

		3,889,073

	Publishing — 0.1%
19,000	Telegraaf Media Groep NV†(b)	132,360

	TOTAL MEDIA	24,785,412

	OTHER — 12.8%
	Other — 8.7%
8,000	American Express Co.	851,920
10,000	Bouygues SA	432,259
68,000	C.P. Pokphand Co. Ltd., ADR	152,082
27,360	CK Asset Holdings Ltd.	205,331
27,360	CK Hutchison Holdings Ltd.	315,248
9,500	EchoStar Corp., Cl. A†	440,515
97,500	First Pacific Co. Ltd.	48,075
4,100	First Pacific Co. Ltd., ADR	9,901
2,700	Furukawa Electric Co. Ltd.	89,826
45,000	G4S plc	141,941
14,100	GN Store Nord A/S	686,900
1,768	Gusbourne plc†	1,855
18,000	InterXion Holding NV†	1,211,400
1,600	Kinnevik AB, Cl. A	49,238
84,000	Kinnevik AB, Cl. B	2,543,421
950	Liberty Media Corp.- Liberty Formula One, Cl. A†	33,801
2,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	74,380
900	Marlowe plc†	6,364

Shares		Market Value

504	Meikles Ltd.†	$202
200	National Grid plc, ADR	10,372
18,035	PostNL NV	64,494
16,000	Qurate Retail Inc.†	355,360
12,000	Waterloo Investment Holdings Ltd.†(b)	3,000

		7,727,885

	Real Estate — 4.1%
13,000	CyrusOne Inc., REIT	824,200
3,000	Equinix Inc., REIT	1,298,670
76,000	Uniti Group Inc., REIT†	1,531,400

		3,654,270

	TOTAL OTHER	11,382,155

	INFORMATION TECHNOLOGY — 8.9%
	Data Processing & Outsourced Services — 0.9%
2,000	Mastercard Inc., Cl. A	445,220
2,000	Visa Inc., Cl. A	300,180

		745,400

	Electronic Equipment & Instruments — 0.1%
600	Sony Corp., ADR	36,390

	Internet Software and Services — 6.4%
2,475	Alphabet Inc., Cl. C†	2,953,838
500	Dropbox Inc., Cl. A†	13,415
15,000	Facebook Inc., Cl. A†	2,466,900
22,000	Gogo Inc.†	114,180
2,330	Internap Corp.†	29,428
200	Liberty Expedia Holdings Inc., Cl. A†	9,408
3,427	Modern Times Group MTG AB, Cl. B	125,706

		5,712,875

	IT Consulting and Other Services — 0.0%
280,000	Dagang NeXchange Berhad	27,063

	Systems Software — 0.5%
4,000	Microsoft Corp.	457,480

	Technology Hardware — 1.0%
4,000	Apple Inc.	902,960

	TOTAL INFORMATION TECHNOLOGY	7,882,168

	TOTAL COMMON STOCKS	86,436,429

	CLOSED-END FUNDS — 2.1%
	Information Technology — 2.1%
27,000	Altaba Inc.†	1,839,240

	PREFERRED STOCKS — 0.1%
	MEDIA — 0.1%
	Cable and Satellite — 0.1%
4,400	GCI Liberty Inc., 7.000%	110,308

See accompanying notes to schedule of investments.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	WARRANTS — 0.4%
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunication Services — 0.4%
81,000	Bharti Airtel Ltd., expire 11/30/20†(a)	$377,460

Principal Amount

	CORPORATE BONDS — 0.0%
	Telecommunication Services — 0.0%
$ 32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(b)	1,532

	TOTAL INVESTMENTS — 100.0% (Cost $63,530,242)	$88,764,969

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $377,460 or 0.43% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

At September 30, 2018, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	9/30/18 Carrying Value Per Share

24,225	TT&T Public Co. Ltd.	03/31/94	$100,542	—

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	60.3%	$53,529,820
Europe	22.9	20,283,008
Japan	5.3	4,713,370
Asia/Pacific	5.1	4,565,162
Latin America	4.1	3,664,563
Africa/Middle East	2.3	2,009,046

	100.0%	$88,764,969

See accompanying notes to schedule of investments.

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Media	$24,653,052	—	$132,360	$24,785,412
Telecommunications Services	41,018,549	$1,368,145	0	42,386,694
Other (a)	11,226,871	152,284	3,000	11,382,155
Other Industries (a)	7,882,168	—	—	7,882,168
Total Common Stocks	84,780,640	1,520,429	135,360	86,436,429
Preferred Stock (a)	110,308	—	—	110,308
Closed-End Funds (a)	1,839,240	—	—	1,839,240
Warrants (a)	—	377,460	—	377,460
Corporate Bonds (a)	—	—	1,532	1,532
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$86,730,188	$1,897,889	$136,892	$88,764,969

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Brett Harris joined G. Research as a research analyst in 2008 covering Media and Entertainment. Currently, he oversees the digital research team responsible for covering the Telecommunication, Media, Technology, and Gaming & Lodging industries, and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Previously, he worked as a financial analyst at JetBlue and as an investment banker at JPMorgan Chase. Brett received his BA from Columbia University in Economics and his MBA from Columbia Business School in Finance and Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q318QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.